Income taxes (Details 5) (USD $) In Millions, unless otherwise specified						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 U.S. state taxing jurisdictions	Dec. 31, 2013 U.S. state taxing jurisdictions 2014-2033	Dec. 31, 2013 U.S. state taxing jurisdictions Over the next five to fifteen years	Dec. 31, 2013 Non-U.S. taxing jurisdictions	Dec. 31, 2013 Non-U.S. taxing jurisdictions 2014	Dec. 31, 2013 Non-U.S. taxing jurisdictions 2015	Dec. 31, 2013 Non-U.S. taxing jurisdictions 2016	Dec. 31, 2013 Non-U.S. taxing jurisdictions 2017	Dec. 31, 2013 Non-U.S. taxing jurisdictions 2018-2034	Dec. 31, 2013 Non-U.S. taxing jurisdictions Unlimited
Operating loss and Tax credit carryforwards
Net operating loss carryforwards					$ 707		$ 1,999	$ 9	$ 10	$ 13	$ 15	$ 760	$ 1,192
Tax credit carryforwards						169
Valuation allowance for deferred tax assets	$ (745)	$ (586)	$ (470)	$ (188)			$ (557)
State tax credit carryforward expiration date, minimum						5 years
State tax credit carryforwards expiration date, maximum						15 years